UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos       New York, New York              May 16, 2011
----------------------       ------------------           --------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $1,792,097
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F File Number                 Name

1)       028-11651               Hoplite Partners, L.P.
2)       028-11652               Hoplite Offshore Fund, Ltd.


                                               FORM 13F INFORMATION TABLE
                                             Hoplite Capital Management, LLC
                                                      March 31, 2011


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE OF                     VALUE       SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE

ADECOAGRO S A                 COM             L00849106     1,235       91,591  SH          SHARED    1,2        91,591
AMAZON COM INC                COM             023135106     1,315        7,300  SH          SHARED    1,2         7,300
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108    25,904      453,100  SH          SHARED    1,2       453,100
BAIDU INC                     SPON ADR REP A  056752108    47,820      347,000  SH          SHARED    1,2       347,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       251            2  SH          SHARED    1,2             2
CIGNA CORP                    COM             125509109    96,708    2,184,000  SH          SHARED    1,2     2,184,000
CITIGROUP INC                 COM             172967101    52,664   11,915,000  SH          SHARED    1,2    11,915,000
COCA COLA ENTERPRISES INC NE  COM             19122T109    49,755    1,822,520  SH          SHARED    1,2     1,822,520
CROWN CASTLE INTL CORP        COM             228227104    50,227    1,180,423  SH          SHARED    1,2     1,180,423
DAVITA INC                    COM             23918K108    88,088    1,030,153  SH          SHARED    1,2     1,030,153
DEVON ENERGY CORP NEW         COM             25179M103    65,753      716,500  SH          SHARED    1,2       716,500
DIRECTV                       COM CL A        25490A101    94,536    2,020,000  SH          SHARED    1,2     2,020,000
EQUINIX INC                   COM NEW         29444U502    77,479      850,482  SH          SHARED    1,2       850,482
EXPRESS SCRIPTS INC           COM             302182100    93,314    1,678,000  SH          SHARED    1,2     1,678,000
HANSEN NAT CORP               COM             411310105    56,280      934,410  SH          SHARED    1,2       934,410
HUNTSMAN CORP                 COM             447011107    75,166    4,324,880  SH          SHARED    1,2     4,324,880
INVESCO LTD                   SHS             G491BT108    64,667    2,530,000  SH          SHARED    1,2     2,530,000
KNIGHT TRANSN INC             COM             499064103     1,700       88,332  SH          SHARED    1,2        88,332
KRONOS WORLDWIDE INC          COM             50105F105     6,780      116,000  SH          SHARED    1,2       116,000
LAUDER ESTEE COS INC          CL A            518439104     1,245       12,925  SH          SHARED    1,2        12,925
LOWES COS INC                 COM             548661107    61,871    2,340,925  SH          SHARED    1,2     2,340,925
MEDNAX INC                    COM             58502B106    71,696    1,076,362  SH          SHARED    1,2     1,076,362
NETAPP INC                    COM             64110D104    85,202    1,769,600  SH          SHARED    1,2     1,769,600
NEWELL RUBBERMAID INC         COM             651229106     1,615       84,401  SH          SHARED    1,2        84,401
NVR INC                       COM             62944T105    59,324       78,471  SH          SHARED    1,2        78,471
NXP SEMICONDUCTORS N V        COM             N6596X109    63,385    2,115,300  SH          SHARED    1,2     2,115,300
PRICESMART INC                COM             741511109    11,432      312,000  SH          SHARED    1,2       312,000
PROGRESSIVE CORP OHIO         COM             743315103    50,602    2,394,771  SH          SHARED    1,2     2,394,771
QUALCOMM INC                  COM             747525103    90,711    1,654,400  SH          SHARED    1,2     1,654,400
SBA COMMUNICATIONS CORP       COM             78388J106   108,083    2,723,877  SH          SHARED    1,2     2,723,877
SHERWIN WILLIAMS CO           COM             824348106    71,602      852,510  SH          SHARED    1,2       852,510
SOTHEBYS                      COM             835898107    38,844      738,483  SH          SHARED    1,2       738,483
STARBUCKS CORP                COM             855244109    42,419    1,148,000  SH          SHARED    1,2     1,148,000
TARGET CORP                   COM             87612E106     2,851       57,002  SH          SHARED    1,2        57,002
TEEKAY CORPORATION            COM             Y8564W103    38,625    1,045,900  SH          SHARED    1,2     1,045,900
TOLL BROTHERS INC             COM             889478103    36,970    1,870,000  SH          SHARED    1,2     1,870,000
VALEANT PHARMACEUTICALS INTL  COM             91911K102     3,337       67,000  SH          SHARED    1,2        67,000
YUM BRANDS INC                COM             988498101     2,641       51,401  SH          SHARED    1,2        51,401








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